Leases - Summary of Components of Lease Costs (Details) $ in Thousands	3 Months Ended
Mar. 31, 2022 USD ($)
Lease, Cost [Abstract]
Operating lease costs	$ 2,201
Short-term lease costs	339
Total lease costs	$ 2,540